Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary Of Significant Accounting Policies
Schedule of new and amended standards adopted by the Group	New and amended standards adopted by the Group

Standard - Interpretation – Amendment		Effective Date	Effects
Amendments to IFRS 3, IAS 16, and IAS 37	Reference to the Conceptual Framework, Proceeds before Intended use and Onerous Contracts - Cost of Fulfilling a Contract	January 1, 2022	None
Amendments to IFRS1, IFRS 9, IFRS 16 and IAS 41	Annual Improvements to IFRSs 2018-2020 Cycle	January 1, 2022	None

Disclosure of sensitivity analysis to a 10% increase and decrease in currency units
The following table details the Group’s sensitivity to a 10% increase and decrease in currency units against the relevant foreign currencies. 10% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the year-end for a 10% change in foreign currency rates. The sensitivity analysis includes external loans as well as loans to foreign operations within the Group where the denomination of the loan is in a currency other than the currency of the lender or the borrower. A positive number below indicates an increase in pre-tax profit or a reduction in pre-tax loss. With all other variables held constant, the impact from changes in exchange rates on the pre-tax result would be as follows:

	Year ended December 31,
(In € thousand)	2022	2021
EUR/$ +10%	13,873	6,818
EUR/$ -10%	(16,956)	(8,334)
EUR/GBP +10%	(6,605)	(11,986)
EUR/GBP -10%	8,073	14,650
EUR/SEK +10%	(2,761)	(2,884)
EUR/SEK -10%	3,374	3,525
EUR/CAD +10%	(616)	(557)
EUR/CAD -10%	753	681

Schedule of maturity analysis for Group’s financial liabilities	The table below analyzes the Group’s financial liabilities into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

AS AT 31 DECEMBER, 2021 (In € thousand)	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Between 5 and 10 years	Between 10 and 15 years	Over 15 years	Total
Borrowings	7,121	48,560	20,534	1,765	—	—	77,980
Lease liabilities	4,060	29,011	5,761	12,798	9,928	1,905	63,464
Refund liabilities	101,070	132,355	55,000	12,720	—	—	301,145
Trade payables and accruals	68,119	—	—	—	—	—	68,119
Tax and employee-related liabilities[3]	10,101	—	—	—	—	—	10,101
Other liabilities	27	25	—	—	—	—	52
	190,499	209,952	81,295	27,282	9,928	1,905	520,861

[3]Social security and other tax payables are excluded from the tax and employee-related liabilities balance, as this analysis is required for financial instruments only.

AS AT 31 DECEMBER, 2022 (In € thousand)	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Between 5 and 10 years	Between 10 and 15 years	Over 15 years	Total
Borrowings	11,629	74,815	44,859	939	—	—	132,242
Lease liabilities	26,674	5,915	5,706	11,620	9,568	80	59,563
Refund liabilities	140,098	—	7,000	—	—	—	147,098
Trade payables and accruals	41,491	—	—	—	—	—	41,491
Tax and employee-related liabilities[3]	10,778	—	—	—	—	—	10,778
Other liabilities	87	—	—	—	—	—	87
	230,756	80,731	57,565	12,559	9,568	80	391,260
[3]Social security and other tax payables are excluded from the tax and employee-related liabilities balance, as this analysis is required for financial instruments only.
The maturity of non-current borrowings is as follows:

(In € thousand)	As at December 31,
	2022	2021
Between 1 and 2 years	29,452	21,102
Between 2 and 3 years	28,386	15,502
Between 3 and 4 years	23,377	12,306
Between 4 and 5 years	5,388	674
Over 5 years	624	1,143
NON-CURRENT BORROWINGS	87,227	50,726
Current borrowings	11,580	7,107
TOTAL BORROWINGS	98,806	57,834